<PAGE >1
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holding entries
Salem Investment Counselors, Inc. Name of Institutional Investment Manager
480 Shepherd Street Winston-Salem NC 27103 Business Address
(Street) (City) (State) (Zip)
Dale M. Brown, Vice President 336.768.7230
Name, Phone No.,and Title of Person Duly Authorized to Submit This Report. ATTENTION INTENTIONAL MISSTATEMENTS OR OMISSIONS OF
FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
See 18 U.S.C. AND 15 U.S.C. 78ff(a)
The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Winston-Salem and State of North Carolina on the 9th day of August, 2007.
Salem Investment Counselors, Inc.
(Name of Institutional Investment Manager)
/s/ DALE M. BROWN
(Manual Signature of Person Duly Authorized To Submit This Report)
Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.
Name: 13F File No.: Name: <13F File No.: 1. 6. 2. 7. 3. 8. 4. 9. 5. 10.

 FORM 13F SUMMARY PAGE REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS: 0
FORM 13F INFORMATION TABLE ENTRY: 248
FORM 13F INFORMATION TABLE VALUE TOTAL: $669,617,384

FORM 13F
Name of Reporting Manager: Salem Investment Counselors, Inc.


Item 1
Name of Issuer

Item 2
Title of
Class

Item 3
Cusip
Number

Item 4
Fair Market
Value

Item 5
Shares of
Principal
Amount


(a) Sole






3M Company
Abbott Labs
Accenture Ltd   Class A
Activision, Inc.
Acuity Brands, Inc.
Alcon, Inc.
Alexco Resource Corp.
Alliance One International
Alltell Corp.
Altria Group, Inc.
American Intl. Group, Inc.
Amgen Incorporated
Anheuser Busch Company, Inc.
Apache Corp.
Apple, Inc.
Aqua America, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

88579Y101
2824100
G1150G111
4930202
00508Y102
H01301102
01535P106
18772103
20039103
02209S103
26874107
31162100
35229103
37411105
37833100
03836W103

$12,796,925
$1,261,692
$202,269
$2,870,905
$277,288
$364,257
$1,545,040
$1,605,216
$246,693
$5,208,667
$4,851,398
$1,459,490
$599,058
$6,025,014
$1,736,995
$274,940


147,447
23,561
4,716
153,771
4,600
2,700
310,000
159,723
3,652
74,261
69,276
26,397
11,485
73,845
14,233
12,225

147,447
23,561
4,716
153,771
4,600
2,700
310,000
159,723
3,652
74,261
69,276
26,397
11,485
73,845
14,233
12,225



Item 1
Name of Issuer

Item 6
(b) Shares
as defined
in Instr. V.

Item 7
Managers
See Instr.
V.


(a) Sole

Item 8
(b) Shared


(c) None






3M Company
Abbott Labs
Accenture Ltd   Class A
Activision, Inc.
Acuity Brands, Inc.
Alcon, Inc.
Alexco Resource Corp.
Alliance One International
Alltell Corp.
Altria Group, Inc.
American Intl. Group, Inc.
Amgen Incorporated
Anheuser Busch Company, Inc.
Apache Corp.
Apple, Inc.
Aqua America, Inc.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

147,447
23,561
4,716
153,771
4,600
2,700
310,000
159,723
3,652
74,261
69,276
26,397
11,485
73,845
14,233
12,225

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0








Arbor Realty Tr., Inc.
Arch Coal, Inc.
AT&T Corp.
Automatic Data Processing, Inc.
Bank of America Corp.
Bank of Carolinas; Mocksville NC
Banner Corporation
Barclays BK PLC Ipath ETNS
Barrick Gold Corp.
BB&T Corporation
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL A
Best Buy, Inc.
BHP Billiton Ltd. ADR
Blackrock Broad Inv. 2009
Blackrock Core Bd. Trust
Blackrock Floating Rate Income

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

38923108
39380100
00206R102
53015103
60505104
06423T102
06652V109
06739F291
67901108
54937107
84670207
84670108
86516101
88606108
09247Q106
09249 E101
09255X100


$437,480
$487,200
$1,833,396
$5,451,372
$26,485,277
$2,264,447
$226,669
$954,722
$232,560
$4,436,276
$17,311,210
$2,736,875
$554,206
$5,513,431
$591,471
$805,350
$245,960


16,950
14,000
44,178
112,469
541,732
193,708
6,655
15,825
8,000
109,053
4,802
25
11,875
92,275
38,785
64,583
13,000


16,950
14,000
44,178
112,469
541,732
193,708
6,655
15,825
8,000
109,053
4,802
25
11,875
92,275
38,785
64,583
13,000










Arbor Realty Tr., Inc.
Arch Coal, Inc.
AT&T Corp.
Automatic Data Processing, Inc.
Bank of America Corp.
Bank of Carolinas; Mocksville NC
Banner Corporation
Barclays BK PLC Ipath ETNS
Barrick Gold Corp.
BB&T Corporation
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL A
Best Buy, Inc.
BHP Billiton Ltd. ADR
Blackrock Broad Inv. 2009
Blackrock Core Bd. Trust
Blackrock Floating Rate Income

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


16,950
14,000
44,178
112,469
541,732
193,708
6,655
15,825
8,000
109,053
4,802
25
11,875
92,275
38,785
64,583
13,000


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Blackrock Incm. Opportunity TR
Blackrock Income TR. Inc.
Blackrock Insd Mun Term
Blackrock Insd Muni 2008
Blackrock Invt. Qlty Muni
Blackrock Ltd. Duration
Blackrock Mini Bond TR
Blackrock Mun 2018 Fd.
Blackrock N Y Insd 2008
Blackrock NY Mun. Inc. TST NY
Blackrock NY Mun. Income Trust
Blackrock Pfd. Opportunity Tr
Blackrock Strat. Muni Tr
Blackrock Strategic Bond
Boeing Company
BP Amoco PLC ADR
Breakwater Resources Ltd

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


92475102
09247F100
92474105
09247K109
09247D105
09249W101
09249H104
09248C106
09247L107
09249U105
09249R102
09249V103
09248T109
09249G106
97023105
55622104
106902307


$723,195
$1,097,643
$218,925
$1,088,320
$750,618
$957,685
$217,316
$483,730
$713,948
$143,100
$148,800
$2,627,602
$834,107
$562,030
$6,131,642
$1,975,987
$3,635,008


73,050
185,100
22,500
71,600
44,600
50,325
12,100
30,500
47,250
10,000
10,000
110,172
49,300
44,150
63,765
27,391
1,414,400


73,050
185,100
22,500
71,600
44,600
50,325
12,100
30,500
47,250
10,000
10,000
110,172
49,300
44,150
63,765
27,391
1,414,400









Blackrock Incm. Opportunity TR
Blackrock Income TR. Inc.
Blackrock Insd Mun Term
Blackrock Insd Muni 2008
Blackrock Invt. Qlty Muni
Blackrock Ltd. Duration
Blackrock Mini Bond TR
Blackrock Mun 2018 Fd.
Blackrock N Y Insd 2008
Blackrock NY Mun. Inc. TST NY
Blackrock NY Mun. Income Trust
Blackrock Pfd. Opportunity Tr
Blackrock Strat. Muni Tr
Blackrock Strategic Bond
Boeing Company
BP Amoco PLC ADR
Breakwater Resources Ltd

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


73,050
185,100
22,500
71,600
44,600
50,325
12,100
30,500
47,250
10,000
10,000
110,172
49,300
44,150
63,765
27,391
1,414,400


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Canadian Nat. Res. Ltd.
Capital Bank Corp.
Capital One Financial Corp.
Cardinal Financial Group
Cardinal Health, Inc.
Caterpillar, Inc.
Celgene Corp.
Chesapeake Energy Corp.
Chevron Texaco Corporation
Choicepoint, Inc.
Cincinnati Financial Corp
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Company
Coddle Creek Financial Inc.
Colgate-Palmolive Co.
Comarco, Inc.

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


136385101
139793103
14040H105
14149F109
14149Y108
149123101
151020104
165167107
166764100
170388102
172062101
17275R102
172967101
191216100
191891209
194162103
200080109

$610,420
$2,438,436
$15,154,464
$838,100
$335,540
$1,764,099
$1,005,568
$1,596,790
$1,736,271
$1,273,500
$658,465
$14,919,189
$13,301,165
$1,551,619
$463,750
$5,697,721
$672,368


9,200
145,145
193,198
85,000
4,750
22,530
17,540
46,150
20,611
30,000
15,172
535,698
259,333
29,662
17,500
87,860
106,725


9,200
145,145
193,198
85,000
4,750
22,530
17,540
46,150
20,611
30,000
15,172
535,698
259,333
29,662
17,500
87,860
106,725










Canadian Nat. Res. Ltd.
Capital Bank Corp.
Capital One Financial Corp.
Cardinal Financial Group
Cardinal Health, Inc.
Caterpillar, Inc.
Celgene Corp.
Chesapeake Energy Corp.
Chevron Texaco Corporation
Choicepoint, Inc.
Cincinnati Financial Corp
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Company
Coddle Creek Financial Inc.
Colgate-Palmolive Co.
Comarco, Inc.


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


9,200
145,145
193,198
85,000
4,750
22,530
17,540
46,150
20,611
30,000
15,172
535,698
259,333
29,662
17,500
87,860
106,725


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Comcast Corp. Class A

CommScope, Inc.

Community Bancshares, Inc. SC

Compass Minerals Intl.

ConocoPhillips

Cooperative Bankshares, Inc.

Countrywide Financial

CT Communications, Inc.

CVS Corp.

D. R. Horton Company

Dell, Inc.

Dentsply Intl. Inc. New

Devon Energy Corp.

Disney, Walt Company

Dominion Resources Inc. - VA

Duke Energy Corporation

Dupont de nemours E.I.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


20030N101
203372107
20343F190
20451N101
20825C104
216844100
222372104
126426402
126650100
23331A109
24702R101
249030107
25179M103
254687106
25746U109
264399106
263534109

$4,687,463
$1,555,028
$1,206,067
$237,421
$1,220,825
$495,600
$545,250
$226,232
$1,273,016
$3,724,180
$3,096,048
$459,120
$9,072,245
$4,807,492
$256,772
$1,535,480
$244,439


166,695
26,650
81,491
6,850
15,552
30,000
15,000
7,415
34,925
186,863
108,443
12,000
115,880
140,817
2,975
83,906
4,808


166,695
26,650
81,491
6,850
15,552
30,000
15,000
7,415
34,925
186,863
108,443
12,000
115,880
140,817
2,975
83,906
4,808










Comcast Corp. Class A
CommScope, Inc.
Community Bancshares, Inc. SC
Compass Minerals Intl.
ConocoPhillips
Cooperative Bankshares, Inc.
Countrywide Financial
CT Communications, Inc.
CVS Corp.
D. R. Horton Company
Dell, Inc.
Dentsply Intl. Inc. New
Devon Energy Corp.
Disney, Walt Company
Dominion Resources Inc. - VA
Duke Energy Corporation
Dupont de nemours E.I.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


166,695
  26,650
  81,491
    6,850
  15,552
  30,000
  15,000
    7,415
  34,925
186,863
108,443
  12,000
115,880
140,817
    2,975
  83,906
    4,808



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









DWS Dreman Value Income
Eaton Corp
Ebay, Inc.
EMC Corp. MASS
Emerson Electric
Enbridge Energy Partners LP
Encana Corp.
Encore Wire Corp.
Equitable Resources, Inc.
Exactech, Inc.
Exelon Corporation
Exxon  Mobile Corporation
Falconstor Software, Inc.
Fedex Corporation
Fidelity National Info. Services
First Citizens Bancshares CL A
First INDL RLTY TR, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


23339M105
278058102
278642103
268648102
291011104
29250R106
292505104
292562105
294549100
30064 109
30161N101
302290101
306137100
31428X106
31620M106
31946M103
32054K103



$636,870
$432,264
$218,824
$275,898
$1,654,895
$833,250
$384,493
$512,845
$381,612
$321,600
$479,160
$5,437,605
$11,977,299
$255,231
$1,308,148
$1,715,774
$1,102,722



35,500
4,648
6,800
15,243
35,361
15,000
6,257
17,420
7,700
20,000
6,600
64,826
1,135,289
2,300
24,100
8,826
28,450



35,500
4,648
6,800
15,243
35,361
15,000
6,257
17,420
7,700
20,000
6,600
64,826
1,135,289
2,300
24,100
8,826
28,450











DWS Dreman Value Income
Eaton Corp
Ebay, Inc.
EMC Corp. MASS
Emerson Electric
Enbridge Energy Partners LP
Encana Corp.
Encore Wire Corp.
Equitable Resources, Inc.
Exactech, Inc.
Exelon Corporation
Exxon  Mobile Corporation
Falconstor Software, Inc.
Fedex Corporation
Fidelity National Info. Services
First Citizens Bancshares CL A
First INDL RLTY TR, Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


35,500
4,648
6,800
15,243
35,361
15,000
6,257
17,420
7,700
20,000
6,600
64,826
1,135,289
2,300
24,100
8,826
28,450



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Fiserv, Inc.
FNB Financial Services
FNB United Corp.
Forest Oil Corp.
FX Energy, Inc.
Genentech, Inc. New
General Dynamics Corp.
General Electric Company
Given Imaging
Glaxo Smith Kline PLC
Goldcorp, Inc.
Goldman Sachs Group, Inc.
Google, Inc. CL A
Harbor Intl. Fund
Hertz Global Holdings, Inc.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


337738108
302526108
302519103
346091705
302695101
368710406
369550108
369604103
M52020100
37733W105
380956409
38141G104
38259P508
411511306
42805T105
428236103
431284108



$255,600
$194,288
$279,233
$1,926,929
$10,114,209
$1,095,557
$305,058
$21,088,505
$4,847,917
$370,465
$205,250
$5,136,325
$4,057,198
$678,375
$265,700
$943,178
$2,919,713



4,500
13,750
17,463
45,597
1,105,378
14,480
3,900
550,901
154,294
7,074
8,664
23,697
7,762
9,617
10,000
21,138
77,859



4,500
13,750
17,463
45,597
1,105,378
14,480
3,900
550,901
154,294
7,074
8,664
23,697
7,762
9,617
10,000
21,138
77,859











Fiserv, Inc.
FNB Financial Services
FNB United Corp.
Forest Oil Corp.
FX Energy, Inc.
Genentech, Inc. New
General Dynamics Corp.
General Electric Company
Given Imaging
Glaxo Smith Kline PLC
Goldcorp, Inc.
Goldman Sachs Group, Inc.
Google, Inc. CL A
Harbor Intl. Fund
Hertz Global Holdings, Inc.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

4,500
13,750
17,463
45,597
1,105,378
14,480
3,900
550,901
154,294
7,074
8,664
23,697
7,762
9,617
10,000
21,138
77,859

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Home Depot, Inc.
Hubbell Inc. Class B
Hudson City Bancorp, Inc.
Intel Corp
International Business Machines
Ishares DJ US Telecom Sctr Indx Fd.
Ishares FTSE XINHUA
Ishares Lehman Treasury
Ishares MSCI Eafe Index
Ishares MSCI Emerging
Ishares MSCI EMU Index Fund
Ishares MSCI Hong Kong
Ishares MSCI Japan Index
Ishares MSCI Pac Ex-Japan Indx Fd
Ishares NASDAQ Biotech Indx Fund
Ishares S&P GLB ERG Sect
Ishares S&P GLB Health Care


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


437076102
443510201
443683107
458140100
459200101
464287713
464287184
464287176
464287465
464287234
464286608
464286871
464286848
464286665
464287556
464287341
464287325

$515,603
$658,502
$316,938
$8,321,842
$464,047
$377,552
$4,344,693
$306,838
$5,344,955
$8,818,707
$531,000
$238,280
$2,051,714
$649,435
$312,480
$1,138,104
$591,600

13,103
12,145
25,936
350,542
4,409
11,200
33,719
3,100
66,175
66,986
4,500
14,000
141,400
4,433
4,000
8,800
10,000

13,103
12,145
25,936
350,542
4,409
11,200
33,719
3,100
66,175
66,986
4,500
14,000
141,400
4,433
4,000
8,800
10,000









Home Depot, Inc.
Hubbell Inc. Class B
Hudson City Bancorp, Inc.
Intel Corp
International Business Machines
Ishares DJ US Telecom Sctr Indx Fd.
Ishares FTSE XINHUA
Ishares Lehman Treasury
Ishares MSCI Eafe Index
Ishares MSCI Emerging
Ishares MSCI EMU Index Fund
Ishares MSCI Hong Kong
Ishares MSCI Japan Index
Ishares MSCI Pac Ex-Japan Index Fd
Ishares NASDAQ Biotech Indx Fund
Ishares S&P GLB ERG Sect
Ishares S&P GLB Health Care



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


13,103
12,145
25,936
350,542
4,409
11,200
33,719
3,100
66,175
66,986
4,500
14,000
141,400
4,433
4,000
8,800
10,000

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Ishares T DJ US UTL S FD
Ishares TR Russell Midcap Indx Fnd
Johnson & Johnson
Kellogg Company
Kinetic Concepts, Inc.
Kraft Foods, Inc. CL A
L-3 Communications Holdings, Inc.
Lab CP of America Holding New
Lauder, Estee Co., Inc. CL A
Lehman Brothers Holding, Inc.
Level 3 Communications, Inc.
Lilly, Eli & Co.
Lincoln National Corp.
Linn Energy
Lowes Companies Inc.
Magellan Midstream Holdings LP
Marriott International, Inc. - CL A


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


464287697
464287499
478160104
487836108
49460W208
50075N104
502424104
50540R409
518439104
524908100
52729N100
532457108
534187109
536020100
548661107
55907R108
571903202

$308,160
$262,994
$14,702,624
$5,267,561
$699,776
$654,628
$3,363,115
$242,606
$227,550
$1,093,415
$140,400
$265,430
$1,038,637
$924,771
$18,469,423
$210,000
$289,708

3,200
2,415
238,601
101,710
13,465
18,571
34,532
3,100
5,000
14,425
24,000
4,750
14,639
28,100
601,806
7,000
6,700

3,200
2,415
238,601
101,710
13,465
18,571
34,532
3,100
5,000
14,425
24,000
4,750
14,639
28,100
601,806
7,000
6,700









Ishares T DJ US UTL S FD
Ishares TR Russell Midcap Indx Fnd
Johnson & Johnson
Kellogg Company
Kinetic Concepts, Inc.
Kraft Foods, Inc. CL A
L-3 Communications Holdings, Inc.
Lab CP of America Holding New
Lauder, Estee Co., Inc. CL A
Lehman Brothers Holding, Inc.
Level 3 Communications, Inc.
Lilly, Eli & Co.
Lincoln National Corp.
Linn Energy
Lowes Companies Inc.
Magellan Midstream Holdings LP
Marriott International, Inc. - CL A



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


3,200
2,415
238,601
101,710
13,465
18,571
34,532
3,100
5,000
14,425
24,000
4,750
14,639
28,100
601,806
7,000
6,700

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









McDonalds Corporation
Medtronic, Inc.
Merck & Co.
Merrill Lynch & Co., Inc.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Microsoft Corporation
Motorola, Inc.
Mylan Laboratories, Inc.
Nabors Industries Ltd.
Nokia Corp.
NovaGold Resources, Inc.
Nuveen CT Div Ad Muni Fd CT
Nuveen Divid Ad Mun Fd. 2
Nuveen Multi. Strat. Income
Nuveen Muni Advantage Fund
Nuveen NC Div AD Muni Fund NC


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


580135101
585055106
589331107
590188108
591520200
592688105
594918104
620076109
628530107
G6359F103
654902204
66987 E206
67069T103
67070F100
67073D102
67062H106
67072D103

$2,799,922
$7,931,105
$4,496,392
$479,916
$281,700
$869,141
$17,164,571
$5,800,998
$194,633
$233,660
$10,591,707
$21,074,810
$255,500
$197,625
$266,064
$298,600
$668,666

55,160
152,933
90,289
5,742
18,000
9,100
582,442
327,740
10,700
7,000
376,795
1,402,183
17,500
12,500
20,050
20,000
46,891

55,160
152,933
90,289
5,742
18,000
9,100
582,442
327,740
10,700
7,000
376,795
1,402,183
17,500
12,500
20,050
20,000
46,891









McDonalds Corporation
Medtronic, Inc.
Merck & Co.
Merrill Lynch & Co., Inc.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Microsoft Corporation
Motorola, Inc.
Mylan Laboratories, Inc.
Nabors Industries Ltd.
Nokia Corp.
NovaGold Resources, Inc.
Nuveen CT Div Ad Muni Fd CT
Nuveen Divid Ad Mun Fd. 2
Nuveen Multi. Strat. Income
Nuveen Muni Advantage Fund
Nuveen NC Div AD Muni Fund NC

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


55,160

152,933

90,289

5,742

18,000

9,100

582,442

327,740

10,700

7,000

376,795

1,402,183

17,500

12,500

20,050

20,000

46,891


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Nuveen NC Div AD Muni Fund NC
Nuveen Perf Plus Muni Fund, Inc.
Nuveen Quality Pfd Incm Fd.
Nuveen Real Estate Inc. Fund
Nuveen Slct Tax Free Inc Portfolio 3
Oil Service Holders Dep. RCPT
Old Rep. Intl. Corp.
Penn Virginia Group Holding LP
Peoples United Financial, Inc.
Pepsico, Inc.
PetroChina Co. ADR
Petrohawk Energy Corp.
Pfizer, Inc.
Pimco Corporate Opportunity Fund
Pimco Strategic Global
Pioneer Natural Res. Co.
Polaris Industries, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


67071D104
67062P108
67071S101
67071B108
67063X100
678002106
680223104
70788P105
712704105
713448108
71646E 100
716495106
717081103
72201B101
72200X104
723787107
731068102

$535,436
$147,784
$473,632
$950,937
$147,400
$1,091,538
$726,475
$1,639,497
$354,600
$22,432,507
$4,313,504
$1,826,676
$8,749,312
$365,662
$1,040,762
$420,124
$649,920

36,800
10,400
36,100
39,540
11,000
6,247
34,171
52,700
20,000
345,914
29,012
115,175
342,171
24,200
100,850
8,625
12,000

36,800
10,400
36,100
39,540
11,000
6,247
34,171
52,700
20,000
345,914
29,012
115,175
342,171
24,200
100,850
8,625
12,000









Nuveen NC Div AD Muni Fund NC
Nuveen Perf Plus Muni Fund, Inc.
Nuveen Quality Pfd Incm Fd.
Nuveen Real Estate Inc. Fund
Nuveen Slct Tax Free Inc Portfolio 3
Oil Service Holders Dep. RCPT
Old Rep. Intl. Corp.
Penn Virginia Group Holding LP
Peoples United Financial, Inc.
Pepsico, Inc.
PetroChina Co. ADR
Petrohawk Energy Corp.
Pfizer, Inc.
Pimco Corporate Opportunity Fund
Pimco Strategic Global
Pioneer Natural Res. Co.
Polaris Industries, Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


36,800
10,400
36,100
39,540
11,000
6,247
34,171
52,700
20,000
345,914
29,012
115,175
342,171
24,200
100,850
8,625
12,000

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Praxair, Inc.
Procter & Gamble
Progress Energy, Inc.
Provident Bankshares Corp
Qualcomm, Inc.
Regions Financial Corp.
Republic Property Trust
Republic Services, Inc.
Saic, Inc.
Sara Lee Corporation
Schering-Plough Corp
Security Bank Corp.
Sempra Energy
ServiceMaster Co.
Sirius Satellite Radio
Solar Enertech Corp.
Sonoco Products


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


74005P104
742718109
743263105
743859100
747525103
758940100
760737106
760759100
78390X101
803111103
806605101
814047106
816851109
81760N109
82966U103
834156101
835495102

$640,711
$14,651,568
$276,002
$882,077
$316,747
$556,874
$428,750
$366,148
$724,607
$250,873
$314,141
$1,094,485
$231,293
$5,204,905
$60,400
$15,500
$5,042,804

8,900
239,444
6,054
26,909
7,300
16,824
35,000
11,950
40,100
14,418
10,320
54,452
3,905
336,669
20,000
10,000
117,795

8,900
239,444
6,054
26,909
7,300
16,824
35,000
11,950
40,100
14,418
10,320
54,452
3,905
336,669
20,000
10,000
117,795









Praxair, Inc.
Procter & Gamble
Progress Energy, Inc.
Provident Bankshares Corp
Qualcomm, Inc.
Regions Financial Corp.
Republic Property Trust
Republic Services, Inc.
Saic, Inc.
Sara Lee Corporation
Schering-Plough Corp
Security Bank Corp.
Sempra Energy
ServiceMaster Co.
Sirius Satellite Radio
Solar Enertech Corp.
Sonoco Products



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


8,900
239,444
6,054
26,909
7,300
16,824
35,000
11,950
40,100
14,418
10,320
54,452
3,905
336,669
20,000
10,000
117,795

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Southern Community Financial
Spectra Energy Corp.
Starbucks Corp.
Stericycle, Inc.
Stryker Corporation
Suntrust Banks, Inc.
SVB Financial Group, Inc.
Sysco Corporation
T S B Financial Corp.
Target Corporation
TCF Financial Corp
Teva Pharmaceutical
Texas Instruments
Thermogenesis Corp.
Tidelands Bancshares, Inc.
Toyota Motor CP ADR
Tri Continental Corp


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

842632101
847560109
855244109
858912108
863667101
867914103
78486Q101
871829107
872805106
87612E106
872275102
881624209
882508104
883623209
886374107
892331307
895436103

$1,281,365
$583,970
$805,568
$889,200
$271,287
$3,010,074
$257,584
$13,262,574
$425,209
$3,344,152
$561,226
$254,306
$492,953
$461,265
$244,015
$8,705,231
$243,775

144,787
22,495
30,700
20,000
4,300
35,107
4,850
402,018
25,615
52,581
20,188
6,165
13,100
167,125
18,500
69,155
9,369

144,787
22,495
30,700
20,000
4,300
35,107
4,850
402,018
25,615
52,581
20,188
6,165
13,100
167,125
18,500
69,155
9,369





















Southern Community Financial

Spectra Energy Corp.

Starbucks Corp.

Stericycle, Inc.

Stryker Corporation

Suntrust Banks, Inc.

SVB Financial Group, Inc.

Sysco Corporation

T S B Financial Corp.

Target Corporation

TCF Financial Corp

Teva Pharmaceutical

Texas Instruments

Thermogenesis Corp.

Tidelands Bancshares, Inc.

Toyota Motor CP ADR

Tri Continental Corp


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

144,787
22,495
30,700
20,000
4,300
35,107
4,850
402,018
25,615
52,581
20,188
6,165
13,100
167,125
18,500
69,155
9,369

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0





















Triad Guaranty Inc.
TriStone Community Bank
U S G Corporation
Ultra Petroleum Corp.
Unifirst Corporation - Mass
Union Pacific Corp.
United Health Group, Inc.
United Parcel Service CL B
United Technologies Corp.
Unumprovident Corp.
US Bancorp Del
Valero Energy Corp.
Vanguard FTSE All World
Vanguard Growth ETF
Vanguard Intl. Equity Index Fd.
Vanguard Intl. Equity Index Fd.
Verizon Communications


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

895925105
89676R106
903293405
903914109
904708104
907818108
91324P102
911312106
913017109
91529Y106
902973304
91913Y100
922042775
922908736
922042866
922042858
92343V104

$14,996,830
$1,024,462
$7,281,950
$1,502,528
$850,429
$293,633
$4,115,492
$660,650
$1,691,042
$261,100
$1,546,014
$738,600
$307,800
$900,958
$525,374
$1,259,802
$323,185

375,578
91,880
148,490
27,200
19,306
2,550
80,475
9,050
23,841
10,000
46,920
10,000
5,400
14,450
7,450
13,800
7,850

375,578
91,880
148,490
27,200
19,306
2,550
80,475
9,050
23,841
10,000
46,920
10,000
5,400
14,450
7,450
13,800
7,850





















Triad Guaranty Inc.

TriStone Community Bank

U S G Corporation

Ultra Petroleum Corp.

Unifirst Corporation - Mass

Union Pacific Corp.

United Health Group, Inc.

United Parcel Service CL B

United Technologies Corp.

Unumprovident Corp.

US Bancorp Del

Valero Energy Corp.

Vanguard FTSE All World

Vanguard Growth ETF

Vanguard Intl. Equity Index Fd.

Vanguard Intl. Equity Index Fd.

Verizon Communications


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

375,578
91,880
148,490
27,200
19,306
2,550
80,475
9,050
23,841
10,000
46,920
10,000
5,400
14,450
7,450
13,800
7,850

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0





















VF Corporation
Wachovia Corporation New
Walgreen Company
Wal-Mart Stores, Inc.
Washington Mutual, Inc.
Webzen, Inc.
WellPoint, Inc.
Wells Fargo & Co.
Wyeth
XTO Energy, Inc.
Zimmer Holdings


common
common
common
common
common
common
common
common
common
common
common

918204108
929903102
931422109
931142103
939322103
94846M102
94973V107
949746101
983024100
98385X106
98956P102

$2,462,861
$9,599,945
$8,133,011
$5,967,997
$208,936
$103,398
$6,376,581
$1,101,173
$1,651,277
$7,952,252
$3,539,064

26,893
187,316
186,794
124,049
4,900
23,080
79,877
31,310
28,798
132,317
41,690

26,893
187,316
186,794
124,049
4,900
23,080
79,877
31,310
28,798
132,317
41,690


Grand Total 06/30/07




$669,617,384












VF Corporation
Wachovia Corporation New
Walgreen Company
Wal-Mart Stores, Inc.
Washington Mutual, Inc.
Webzen, Inc.
WellPoint, Inc.
Wells Fargo & Co.
Wyeth
XTO Energy, Inc.
Zimmer Holdings

0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0

26,893
187,316
186,794
124,049
4,900
23,080
79,877
31,310
28,798
132,317
41,690

0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0



















